Schedule of defined benefit obligation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost of service	R$ 1,253	R$ 968	R$ 1,093
Interest cost	231,009	236,551	283,487
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	3,645,822	3,581,460	3,087,433
Cost of service	1,253	968	1,093
Interest cost	231,009	236,551	283,487
Participant contributions made in the period	1,398	1,998	2,126
Benefits paid	(283,393)	(278,960)	(269,995)
Actuarial loss/(gain)	(444,480)	103,805	477,316
Present value of obligations at the ending of the year	R$ 3,151,609	R$ 3,645,822	R$ 3,581,460